Average Annual Total Returns - IPS Strategic Capital Absolute Return Fund			12 Months Ended	60 Months Ended	105 Months Ended
		Jun. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	14.68%
Performance Inception Date	[1]	Apr. 15, 2016
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			16.98%	6.83%	6.41%
Performance Inception Date		Apr. 15, 2016
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.96%	4.82%	4.61%
Performance Inception Date		Apr. 15, 2016
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.84%	4.67%	4.46%
Performance Inception Date		Apr. 15, 2016

[1]	The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.